Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Operating Leases of Lessee Disclosure

The rental expenses and sub-lease income is as follows:

	As of March 31,
	2016		2017		2018		2018
	(In millions)
The total minimum lease expense during the year recognized in the consolidated statement of income	Rs.	10,464.6	Rs.	11,548.5	Rs.	12,311.3	US$	189.1

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments as of March 31, 2018 were as follows:

Year ending March 31,	Payments
	(In millions)
2019	Rs.	10,124.2	US$	155.5
2020		9,363.1		143.8
2021		8,811.8		135.3
2022		7,908.5		121.5
2023		6,883.0		105.7
Thereafter		36,255.7		556.8

Total	Rs.	79,346.3	US$	1,218.6

Movement in Provision for Reward Points

The movement in provision for credit card and debit card reward points as of March 31, 2017 and March 31, 2018 is as follows:.

	As of March 31,
	2017		2018		2018
	(In millions)
Opening provision of reward points	Rs.	3,063.6	Rs.	4,312.4	US$	66.2
Provision made during the year		2,786.8		2,650.9		40.7
Utilization/write back of provision		(2,093.6)		(2,220.7)		(34.1)
Effect of change in rate of accrual of reward points		242.8		1.3		—
Effect of change in cost of reward points		312.8		(32.7)		(0.5)

Closing provision of reward points	Rs.	4,312.4	Rs.	4,711.2	US$	72.3